Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	207,750
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 234,757.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 32.42
Offering Note	1(a) These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents one of the Registrants common shares, no nominal value per share (the "Common Shares"). ADSs issuable upon deposit of the Common Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-292962) (the "Registration Statement"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares that become issuable under the Registrant's warrant plans described herein by reason of any stock dividend, stock split or other similar transaction. 1(b) Represents Common Shares issuable upon the exercise of outstanding equity awards under the Employee Stock Option Plan, dated March 2019 (the "March 2019 Plan") as of the date of this Registration Statement. No further grants will be made under the March 2019 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $1.13, which is the weighted-average exercise price for outstanding warrants granted under the March 2019 Plan of EUR21.25, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	156,386
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 176,716.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 24.40
Offering Note	2(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the Employee Stock Option Plan, dated September 2019 (the "September 2019 Plan") as of the date of this Registration Statement. No further grants will be made under the September 2019 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $1.13, which is the weighted-average exercise price for outstanding warrants granted under the September 2019 Plan of EUR21.25, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	119,980
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 135,577.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.72
Offering Note	3(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the Employee Stock Option Plan, dated March 2020 (the "March 2020 Plan") as of the date of this Registration Statement. No further grants will be made under the March 2020 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $1.13, which is the weighted-average exercise price for outstanding warrants granted under the March 2020 Plan of EUR21.25, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	229,871
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 259,754.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 35.87
Offering Note	4(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the Employee Stock Option Plan - October 2020 (the "October 2020 Plan") as of the date of this Registration Statement. No further grants will be made under the October 2020 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $1.13, which is the weighted-average exercise price for outstanding warrants granted under the October 2020 Plan of EUR21.25, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	1,241,083
Proposed Maximum Offering Price per Unit	0.64
Maximum Aggregate Offering Price	$ 794,293.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 109.69
Offering Note	5(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the Global Stock Option Plan, dated March 2021 (the "March 2021 Plan") as of the date of this Registration Statement. No further grants will be made under the March 2021 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $0.64, which is the weighted-average exercise price for outstanding warrants granted under the March 2021 Plan of EUR0.55, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	464,850
Proposed Maximum Offering Price per Unit	0.75
Maximum Aggregate Offering Price	$ 348,637.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.15
Offering Note	6(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the 2022 Global Stock Option Plan (the "2022 Plan") as of the date of this Registration Statement. No further grants will be made under the 2022 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $0.75, which is the weighted-average exercise price for outstanding warrants granted or to be granted under the 2022 Plan of EUR0.65, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	1,109,677
Proposed Maximum Offering Price per Unit	0.70
Maximum Aggregate Offering Price	$ 776,773.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 107.27
Offering Note	7(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the 2023 Global Stock Option Plan (the "2023 Plan") as of the date of this Registration Statement. No further grants will be made under the 2023 Plan. [Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $0.70, which is the weighted-average exercise price for outstanding warrants granted under the 2023 Plan of EUR0.61, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	1,188,032
Proposed Maximum Offering Price per Unit	2.70
Maximum Aggregate Offering Price	$ 3,207,686.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 442.98
Offering Note	8(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the 2024 Global Stock Option Plan (the "2024 Plan") as of the date of this Registration Statement. No further grants will be made under the July 2024 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $2.70, which is the weighted-average exercise price for outstanding warrants granted under the 2024 Plan of EUR2.34, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	1,806,236
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 3,449,910.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 476.43
Offering Note	9(a) See Note 1a. Represents Common Shares issuable upon the exercise of outstanding equity awards under the 2024 (B) Global Stock Option Plan (the "2024 (B) Plan") as of the date of this Registration Statement. No further grants will be made under the 2024 (B) Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $1.91, which is the weighted-average exercise price for outstanding warrants granted under the 2024 (B) Plan of EUR1.66, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026 and taking into account a 1-for-21.645 forward stock split.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no nominal value per share
Amount Registered | shares	2,933,873
Proposed Maximum Offering Price per Unit	14.35
Maximum Aggregate Offering Price	$ 42,101,077.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,814.16
Offering Note	10(a) See Note 1a. Represents Common Shares reserved for issuance under the 2026 Stock Option Plan (the "2026 Plan"). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) promulgated under the Securities Act and based on $14.35, which is the weighted-average exercise price for outstanding warrants granted or to be granted under the 2026 Plan of EUR12.42, converted from euros to U.S. dollars at an exchange rate of $1.1555 per euro, the Euro Foreign Exchange Reference rate of the European Central Bank for the euro on March 9, 2026.